OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities
	December 31,
	2019	2018

Employees and payroll accruals	$245	$193
Accrued expenses	2,597	2,165
Government (mainly tax provision)	878	460
Advance tenants payments	504	649
Tenant security deposits	124	125
Trade payables	591	511
Lease liabilities	231	-

Total	$5,170	$4,103